Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Consolidated Statements of Comprehensive Income [Abstract]
Net income, before tax amount		$ 14,368	$ 9,553
Income tax expense (benefit)		4,811	3,145
Net income		9,557	6,408
Other comprehensive (loss) income
Unrealized holding (losses) gains on securities arising during the period, before tax		(211)	1,446
Unrealized holding (losses) gains on securities arising during the period, tax		(84)	537
Unrealized holding (losses) gains on securities arising during the period, net		(127)	909
Less: reclassification adjustment for gains on securities included in net income, before tax		28	433
Less: reclassification adjustment for gains on securities included in net income, tax		10	143
Less: reclassification adjustment for gains on securities included in net income, net of tax		18	290
Total unrealized (losses) gains on securities available for sale, before tax		(239)	1,013
Total unrealized (losses) gains on securities available for sale, tax		(94)	394
Total unrealized (losses) gains on securities available for sale, net of tax		(145)	619
Adjustments related to defined benefit plan, Initial recognition of prior service cost, before tax		(830)
Adjustments related to defined benefit plan, Initial recognition of prior service cost, tax		(332)
Adjustments related to defined benefit plan, Initial recognition of prior service cost, net of tax		(498)
Adjustments related to defined benefit plan, Amortization of prior service cost, before tax		83
Adjustments related to defined benefit plan, Amortization of prior service cost, tax		33
Adjustments related to defined benefit plan, Amortization of prior service cost, net of tax		50
Total adjustments related to defined benefit plan, before tax		(747)
Total adjustments related to defined benefit plan, tax		(299)
Total adjustments related to defined benefit plan, net of tax		(448)
Unrealized holding loss on cash flow hedges arising during the period, before tax		(28)
Unrealized holding loss on cash flow hedges arising during the period, tax		(11)
Unrealized holding loss on cash flow hedges arising during the period, net of tax		(17)
Total unrealized loss on cash flow hedges, before tax		(28)
Total unrealized loss on cash flow hedges, tax		(11)
Total unrealized loss on cash flow hedges, net of tax		(17)
Total other comprehensive (loss) income, before tax		(1,014)	1,013
Total other comprehensive (loss) income, tax		(404)	394
Total other comprehensive (loss) income, net	[1]	(610)	619
Total comprehensive income, before tax		13,354	10,566
Total Comprehensive Income Tax		4,407	3,539
Total comprehensive income		$ 8,947	$ 7,027

[1]	All amounts are net of tax.